Earnout Liability (Details Narrative)	12 Months Ended
Dec. 31, 2023 USD ($) shares
Earnout liability decreased	$ 5,133,428
Initial fair value of earnout liability	27,109,777
Change in fair value of the earnout liability	$ 21,976,349
Earnout Shares receival | shares	5,000,000
25 Percent Earnout Shares [Member]
Earnout Shares description	25% of the Earnout Shares if, for the period starting on the Closing Date and ending on the last day of the full calendar quarter immediately following the first anniversary of the Closing Date, (1) Company Revenue (as defined below) is at least $39 million, or (2) the aggregate value of new contract awards (including awards obtained through purchase orders) with federal law enforcement agencies (whether such awards are obtained directly or through intermediaries) has grown by at least 100% as compared to the year-over-year amount for the twelve-month period ending on the date of the Merger Agreement (the “First Operating Performance Milestone”);
75 Percent Earnout Shares [Member]
Earnout Shares description	75% of the Earnout Shares if, for the period starting on the Closing Date and ending on the last day of the full calendar quarter immediately following the third anniversary of the Closing Date, Company Revenue is at least $100 million (the “Second Operating Performance Milestone”);
50 Percent Earnout Shares [Member]
Earnout Shares description	50% of the Earnout Shares if, at any time during the period starting on the Closing Date and ending on the fifth anniversary of the Closing Date, over any twenty (20) trading days within any thirty (30) trading day period the volume weighted average price (“VWAP”) of the Airship Pubco Common Stock is greater than or equal to $12.50 per share (the “First Share Price Performance Milestone”); and
50 Percent One Earnout Shares [Member]
Earnout Shares description	50% of the Earnout Shares if, at any time during the period starting on the Closing Date and ending on the fifth anniversary of the Closing Date, over any twenty (20) trading days within any thirty (30) trading day period the VWAP of the Airship Pubco Common Stock is greater than or equal to $15.00 per share (the “Second Share Price Performance Milestone”).